SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Net loss per common share) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Convertible shares	5,898,256	5,898,256